Debt - Long-term debt (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt [Line Items]
Long-term debt including current portion of long-term debt		€ 6,857	€ 5,355
Non-current portion of non-current borrowings	[1]	€ 5,705	€ 4,939	€ 3,427
Borrowings, maturity		6.3
Borrowings, interest rate			14.20%
Current portion of non-current borrowings		€ 1,153	€ 416
Bonds [Member] | US Dollar [Member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		1,210	1,328
Non-current portion of non-current borrowings		1,210
Bonds [Member] | Euro [Member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		3,229	2,234
Forward contract [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		982	188
Non-current portion of non-current borrowings		113	62
Current portion of non-current borrowings		869	126
Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		1,216	1,381
Current portion of non-current borrowings		267	272
Bank borrowings [Member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		205	206
Non-current portion of non-current borrowings		203	205
Current portion of non-current borrowings		1	1
Other long-term debt [Member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		16	17
Non-current portion of non-current borrowings		1
Current portion of non-current borrowings		15	17
Later than one year and not later than five years [member]
Debt [Line Items]
Non-current portion of non-current borrowings		2,329	1,681
Later than one year and not later than five years [member] | Bonds [Member] | US Dollar [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		122
Later than one year and not later than five years [member] | Bonds [Member] | Euro [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		1,494	995
Later than one year and not later than five years [member] | Forward contract [member]
Debt [Line Items]
Non-current portion of non-current borrowings		113	62
Later than one year and not later than five years [member] | Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		596	618
Non-current portion of non-current borrowings		596	618
Later than one year and not later than five years [member] | Bank borrowings [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		3	5
Later than one year and not later than five years [member] | Other long-term debt [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		1
Later than five years [member]
Debt [Line Items]
Non-current portion of non-current borrowings		3,376	3,258
Later than five years [member] | Bonds [Member] | US Dollar [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		1,088	1,328
Later than five years [member] | Bonds [Member] | Euro [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		1,735	1,239
Later than five years [member] | Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		352	491
Non-current portion of non-current borrowings		352	491
Later than five years [member] | Bank borrowings [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		200	200
Later than five years [member] | Other long-term debt [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		0
Later than one year [member] | Bonds [Member] | US Dollar [Member]
Debt [Line Items]
Non-current portion of non-current borrowings			1,328
Later than one year [member] | Bonds [Member] | Euro [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		3,229	2,234
Later than one year [member] | Lease liabilities [member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 948	€ 1,109
Weighted average [member]
Debt [Line Items]
Borrowings, maturity		6.3	8.0
Borrowings, interest rate		2.00%	2.50%
Weighted average [member] | Bonds [Member] | US Dollar [Member]
Debt [Line Items]
Borrowings, maturity		16.1	17.1
Borrowings, interest rate		6.30%	6.30%
Weighted average [member] | Bonds [Member] | Euro [Member]
Debt [Line Items]
Borrowings, maturity		5.4	5.8
Borrowings, interest rate		1.00%	0.80%
Weighted average [member] | Forward contract [member]
Debt [Line Items]
Borrowings, maturity		0.9	1.2
Weighted average [member] | Lease liabilities [member]
Debt [Line Items]
Borrowings, maturity		3.9	4.3
Borrowings, interest rate		2.10%	2.40%
Weighted average [member] | Bank borrowings [Member]
Debt [Line Items]
Borrowings, maturity		4.1	5.1
Borrowings, interest rate		0.20%	0.30%
Weighted average [member] | Other long-term debt [Member]
Debt [Line Items]
Borrowings, maturity		1.0	1.0
Borrowings, interest rate		0.00%	1.80%

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.